Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total dividends received	$ 27,357	$ 24,048
Total sale of shares	0	(36,195)
Irrevocable contributions	(35)	0
Agro Uranga S.A. [Member]
Statement [Line Items]
Dividends received	613	1,322
Nuevo Puerto Santa Fe S.A.s [Member]
Statement [Line Items]
Dividends received	387	616
La Rurals S.A. [Member]
Statement [Line Items]
Dividends received	4,960	2,027
Uranga Tradings S.A. [Member]
Statement [Line Items]
Dividends received	0	174
BHSAs [Member]
Statement [Line Items]
Dividends received	20,779	19,852
Cyrsas S.A. [Member]
Statement [Line Items]
Dividends received	618	0
Quality Invests S.A. [Member]
Statement [Line Items]
Sale of shares	0	(36,195)
Puerto Retiros [Member]
Statement [Line Items]
Irrevocable contributions	(35)	0
Viflors [Member]
Statement [Line Items]
Dividends received	$ 0	$ 57